DEBT - Sale of future receipts (Details) - USD ($)				3 Months Ended	12 Months Ended
	Nov. 13, 2025	Nov. 07, 2025	Sep. 19, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Jan. 30, 2024
Debt Instrument [Line Items]
Proceeds form the issuance of debt				$ 1,324,920	$ 3,435,150	$ 6,614,400
Unamortized debt discount							$ 523,000
Term			1 year
Sale of Future Receipts
Debt Instrument [Line Items]
Company sold and assigned				2,604,000
Proceeds form the issuance of debt	$ 150,000	$ 210,000		1,324,920
Fee of future receipts				1,056,928
Carrying value				$ 2,615,834	$ 518,388
Minimum
Debt Instrument [Line Items]
Term				6 months
Maximum
Debt Instrument [Line Items]
Term				1 year